SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Operating Leases Narrative (Details) $ in Thousands		12 Months Ended
	Aug. 01, 2014	Dec. 31, 2021 USD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 16, 2016	Apr. 01, 2012
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use asset, net		$ 5,246		$ 0
Lease liabilities		$ 5,828
Effective interest rate			3.41%
Renewal term		3 years
Weighted-average remaining lease term		4 years 9 months 18 days
Weighted-average discount rate		3.73%
Office space and manufacturing space location 1
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Renewal term		5 years
Lease term						10 years
Base rent		$ 324
Lease escalation factor		3.00%
Office space and manufacturing space location 2
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Renewal term	2 years
Lease term	4 years
Base rent		$ 106
Lease escalation factor		3.00%
Number of renewal options	2
Office space and manufacturing space location 3
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Lease term					10 years
Base rent		$ 825
Lease escalation factor		3.00%
2016 Credit Facility | LIBOR
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basis spread on variable interest rate		3.00%
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Remaining lease terms		1 year
Renewal term		1 year
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Remaining lease terms		5 years
Renewal term		5 years
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use asset, net			$ 6,298
Lease liabilities			$ 6,875